EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

15.   EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2017, 2018 and 2019 as follows:

	2017	2018	2019
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	371,889	1,252,319	532,318
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	60,087,306	61,318,292	65,049,597
Dilutive effect of share options	1,063,107	1,857,191	1,633,860
Denominator for diluted earnings per share	61,150,413	63,175,483	66,683,457
Basic earnings per share	6.19	20.42	8.18
Diluted earnings per share	6.08	19.82	7.98

15.   EARNINGS PER SHARE (Continued)

The convertible senior notes were not included in the calculation of diluted earnings per share in 2017 and 2018 because their inclusion would have been anti-dilutive.

The Company excluded outstanding share options of 1,176,660 in 2017, 888,548 in 2018 and 1,730,427 in 2019 from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The Company excluded common shares underlying the zero-strike call option contracts from both the basic and diluted earnings per share calculation as they were considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share.